Intangible assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Intangible assets
11. Intangible assets
The changes in the carrying value of intangible assets for the year ended March 31, 2019 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2018	$167,094	$122,862	$4,581	$653	$6,125	$1,835	$9,461	400	$33,849	$346,860
Additions	—	—		—	—	—	—	—	7,556	7,556
Translation adjustments	(5,146)	(1,225)	(298)	(6)	(73)	—	(172)	—	(1,742)	(8,662)

Balance as at March 31, 2019	$161,948	$121,637	$4,283	$647	$6,052	$1,835	$9,289	$400	$39,663	$345,754

Accumulated amortization
Balance as at April 1, 2018	$160,639	$66,748	$4,405	$315	$958	$1,835	$3,286	$—	$19,022	$257,208
Amortization	2,675	3,671	125	192	776	—	2,240	—	6,104	15,783
Translation adjustments	(4,940)	(1,031)	(298)	(6)	(17)	—	(79)	—	(1,054)	(7,425)

Balance as at March 31, 2019	$158,374	$69,388	$4,232	$501	$1,717	$1,835	$5,447	$—	$24,072	$265,566

Net carrying value as at March 31, 2019	$3,574	$52,249	$51	$146	$4,335	$—	$3,842	$400	$15,591	$80,188

The changes in the carrying value of intangible assets for the year ended March 31, 2020 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and O ther rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2019	$161,948	$121,637	$4,283	$647	$6,052	$1,835	$9,289	$400	$39,663	$345,754
Additions	—	—	—	—	—	—	—	—	6,948	6,948
Translation adjustments	(6,734)	(1,210)	(215)	(9)	(102)	—	(229)	—	(2,996)	(11,495)

Balance as at March 31, 2020	$155,214	$120,427	$4,068	$638	$5,950	$1,835	$9,060	$400	$43,615	$341,207

Accumulated amortization
Balance as at April 1, 2019	$158,374	$69,388	$4,232	$501	$1,717	$1,835	$5,447	$—	$24,072	$265,566
Amortization	2,436	3,658	51	145	774	—	2,230	—	6,359	15,653
Translation adjustments	(6,717)	(1,081)	(215)	(8)	(51)	—	(203)	—	(1,837)	(10,112)

Balance as at March 31, 2020	$154,093	$71,965	$4,068	$638	$2,440	$1,835	$7,474	$—	$28,594	$271,107

Net carrying value as at March 31, 2020	$1,121	$48,462	$—	$—	$3,510	$—	$1,586	$400	$15,021	$70,100

As at March 31, 2020, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer contracts	11
Customer relationships	186
Covenant not-to-compete	10
Technolog y	56
Softwar e	19
The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 202
0
are as follows:

	Amount
2021	$13,117
2022	8,361
2023	6,934
2024	5,537
2025	4,664
Thereafter	31,087

	$69,700	*

*	excludes service mark, as it has an indefinite useful life